Net fee and commission income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net fee And Commission Income [Line Items]
Underwriting fees		$ 1,085	$ 741	$ 811
of which: equity underwriting fees		657	360	431
of which: debt underwriting fees		428	382	380
M&A and corporate finance fees		736	774	768
Brokerage fees		4,132	3,248	3,521
Investment fund fees		5,289	4,858	4,954
Portfolio management and related services		8,009	7,656	7,756
Other		1,710	1,832	1,786
Total fee and commission income	[1]	20,961	19,110	19,598
Brokerage fees paid		274	310	316
Distribution fees paid		589	590	580
Other		912	797	807
Total fee and commission expense		1,775	1,696	1,703
Net fee and commission income		19,186	17,413	17,895
of which: net brokerage fees		3,858	2,938	3,205
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		12,475	11,694	12,059
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		1,426	1,307	1,338
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		3,129	2,659	2,579
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		3,882	3,355	3,525
Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income		49	94	97
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	13,009	12,544	12,911
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	7,491	6,402	6,594
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	461	163	93
UBS AG
Net fee And Commission Income [Line Items]
Underwriting fees		1,104	784	843
of which: equity underwriting fees		657	360	431
of which: debt underwriting fees		446	424	412
M&A and corporate finance fees		736	774	768
Brokerage fees		4,132	3,248	3,521
Investment fund fees		5,289	4,859	4,955
Portfolio management and related services		8,009	7,656	7,756
Other		1,712	1,836	1,789
Total fee and commission income	[2]	20,982	19,156	19,632
Brokerage fees paid		274	310	316
Distribution fees paid		589	590	580
Other		911	796	807
Total fee and commission expense		1,775	1,696	1,703
Net fee and commission income		19,207	17,460	17,930
of which: net brokerage fees		3,858	2,938	3,205
UBS AG | Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		12,475	11,694	12,059
UBS AG | Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		1,427	1,307	1,338
UBS AG | Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		3,129	2,659	2,579
UBS AG | Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		3,901	3,397	3,557
UBS AG | Group Functions
Net fee And Commission Income [Line Items]
Total fee and commission income		50	98	100
UBS AG | of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	[2]	13,010	12,545	12,911
UBS AG | of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[2]	7,512	6,449	6,629
UBS AG | of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[2]	$ 461	$ 163	$ 93

[1]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,426 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,882 million for the Investment Bank and USD 49 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,355 million for the Investment Bank and USD 94 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,525 million for the Investment Bank and USD 97 million for Group Functions).

[2]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,427 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,901 million for the Investment Bank and USD 50 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,397 million for the Investment Bank and USD 98 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,557 million for the Investment Bank and USD 100 million for Group Functions).